Events subsequent to the reporting date (Details) - Optimus [Member] - Subsequent Events [Member]	Feb. 14, 2019
Events subsequent to the reporting date [Abstract]
Percentage of remaining capital stock acquired	50.00%
Percentage of ownership	100.00%